Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of High, Low and Average Levels
High, low and average levels for each component for 2025 and 2024 were as follows:

VaR	2025 USD millions	2024 USD millions
Consolidated
High	2.87	4.06
Low	1.05	1.47
Average	1.67	2.40

Fixed-income investments
High	2.83	3.33
Low	0.96	1.41
Average	1.36	2.23

Variable-income investments
High	-	-
Low	-	-
Average	-	-

Foreign currency investments
High	2.62	3.93
Low	0.16	0.18
Average	1.04	1.55

Schedule of Market Risk Financial Management Portfolio
Market risk – Financial management portfolio – December 31, 2025 and 2024

	2025		2024
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital
Financial management portfolio – local currency (MCh$)
Loss limit	175,196	370,271	138,957	373,566
High	9,968	186,784	49,174	170,622
Low	11,605	96,459	482	87,335
Average	703	131,800	20,482	136,617
Financial management portfolio – foreign currency (USD millions)
Loss limit	40,531	180,138	178,937	198,819
High	9,586	68,145	13,104	61,137
Low	—	—	442	47,615
Average	1,099	20,534	5,169	53,651
Financial management portfolio – consolidated (in MCh$)
Loss limit	175,196	370,271	138,957	373,566
High	27,182	348,027	46,970	357,867
Low	4,600	237,954	—	279,293
Average	13,044	273,792	19,678	311,333

Schedule of Market Risk Exposure
The following table illustrates the exposure to market risk. The maximum exposure to long-term interest rate risk is 35% of the regulatory capital and is approved by the Board of Directors. The maximum exposure to short-term interest rate risk is 55% of net interest income and readjustments plus interest rate sensitive commissions:
NOTE 37 - RISK MANAGEMENT, continued

	As of december 31,
	2025	2024
	MCh$	MCh$
Market risk – trading protfolio
Exposure to rate risk	565,138	459,161
Exposure to currency risk	4,484	13,931
Interest rate option risk	-	-
Currency option risk	1,896	4,284
Total exposure of trading portfolio	571,518	477,376
10% of RWA	714,397	596,720
Subtotal	1,285,915	1,074,096
Limit = Regulatory capital	7,047,322	6,961,316
Available margin	5,761,407	5,887,220

Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	101,913	95,219
Exposure to Inflation Risk	153,766	149,306
Short-term exposure of financial management portfolio	255,679	244,525
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	1,008,348	909,152
Available margin	752,669	664,627

Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	728,870	697,405
Limit = 35% Regulatory capital	2,466,563	2,436,461
Available margin	1,737,693	1,739,056

Schedule of Quality Assets and its Related Provision
The following table shows quality assets and its related provision, based on our internal scoring policy as of December 31, 2025 and 2024:

December 31, 2025
Corporate loans
Corporate Portfolio	Stage 1	Stage 2	Stage 3	Total Corporate	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance (*)	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	3,332	-	-	3,332	0.01%	6	-	-	6	0.00%
A2	577,975	-	-	577,975	1.41%	239	-	-	239	0.02%
A3	1,949,161	73,336	-	2,022,497	4.94%	1,066	218	-	1,284	0.11%
A4	2,678,213	3,461	-	2,681,674	6.55%	3,259	8	-	3,267	0.27%
A5	2,585,516	19,059	781	2,605,356	6.36%	6,279	182	195	6,656	0.54%
A6	1,876,579	47,882	116	1,924,577	4.70%	7,551	1,012	30	8,593	0.70%
B1	686,259	251,666	25,860	963,785	2.35%	4,365	29,509	329	34,203	2.80%
B2	19,372	116,585	-	135,957	0.33%	82	4,641	-	4,723	0.39%
B3	-	116,290	4,546	120,836	0.30%	-	4,902	1,009	5,911	0.48%
B4	-	117,497	37,504	155,001	0.38%	-	5,805	8,888	14,693	1.20%
C1	-	21,611	144,083	165,694	0.40%	-	2,107	49,177	51,284	4.20%
C2	-	10,899	113,621	124,520	0.30%	-	502	28,721	29,223	2.39%
C3	-	3,480	87,595	91,075	0.22%	-	288	31,343	31,631	2.59%
C4	-	1,909	133,586	135,495	0.33%	-	185	58,016	58,201	4.76%
C5	-	452	76,435	76,887	0.19%	-	65	48,380	48,445	3.96%
C6	-	1,011	120,987	121,998	0.30%	-	70	83,096	83,166	6.80%
Subtotal	10,376,407	785,138	745,114	11,906,659	29.09%	22,847	49,494	309,184	381,525	31.21%

	Other loans
	Stage 1	Stage 2	Stage 3	Total Other loans	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,461,656	546,770	516,928	5,525,354	13.50%	37,946	33,702	187,235	258,883	21.18%
Mortgage	14,470,420	1,954,826	1,018,317	17,443,563	42.62%	16,512	63,795	169,146	249,453	20.41%
Consumer	4,826,724	895,561	335,019	6,057,304	14.80%	59,130	89,561	183,906	332,597	27.21%
Subtotal	23,758,800	3,397,157	1,870,264	29,026,221	70.91%	113,588	187,058	540,287	840,933	68.79%
Total	34,135,207	4,182,295	2,615,378	40,932,880	100.00%	136,435	236,552	849,471	1,222,458	100.00%
(*)Include MCh$151,682 of ECL allowance calculated on an Individual basis.
NOTE 37 - RISK MANAGEMENT, continued

December 31, 2024
Corporate loans
Corporate Portfolio	Stage 1	Stage 2	Stage 3	Total Corporate	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance (*)	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	29,920	-	-	29,920	0.07%	1	-	-	1	0.00%
A2	656,322	-	-	656,322	1.59%	314	-	-	314	0.03%
A3	2,264,646	53,680	-	2,318,326	5.61%	1,901	307	-	2,208	0.19%
A4	2,487,497	36,047	-	2,523,544	6.11%	3,567	268	-	3,835	0.32%
A5	2,749,203	41,239	777	2,791,219	6.75%	6,645	1,046	63	7,754	0.65%
A6	2,121,986	90,538	158	2,212,682	5.35%	9,236	2,849	41	12,126	1.02%
B1	613,063	192,023	-	805,086	1.95%	4,458	9,526	-	13,984	1.17%
B2	19,332	134,107	-	153,439	0.37%	143	7,416	-	7,559	0.63%
B3	-	136,901	2,500	139,401	0.34%	-	7,545	696	8,241	0.69%
B4	-	65,613	33,129	98,742	0.24%	-	3,598	7,725	11,323	0.95%
C1	-	29,632	185,235	214,867	0.52%	-	2,771	60,382	63,153	5.30%
C2	-	23,450	112,479	135,929	0.33%	-	1,052	27,208	28,260	2.37%
C3	-	1,785	66,545	68,330	0.17%	-	237	28,343	28,580	2.40%
C4	-	1,600	132,213	133,813	0.32%	-	105	59,724	59,829	5.02%
C5	-	1,710	97,139	98,849	0.24%	-	302	67,170	67,472	5.66%
C6	-	4,139	129,079	133,218	0.32%	-	300	105,471	105,771	8.87%
Subtotal	10,941,969	812,464	759,254	12,513,687	30.28%	26,265	37,322	356,823	420,410	35.25%

	Other loans
	Stage 1	Stage 2	Stage 3	Total other loans	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,321,411	527,752	489,587	5,338,750	12.92%	47,042	34,834	183,118	264,994	22.22%
Mortgage	14,762,656	1,944,932	852,181	17,559,769	42.49%	10,347	60,330	155,693	226,370	18.98%
Consumer	4,928,084	679,756	303,798	5,911,638	14.31%	58,679	87,609	134,628	280,916	23.55%
Subtotal	24,012,151	3,152,440	1,645,566	28,810,157	69.72%	116,068	182,773	473,439	772,280	64.75%
Total	34,954,120	3,964,904	2,404,820	41,323,844	100.00%	142,333	220,095	830,262	1,192,690	100.00%
(*)Include MCh$165,935 of ECL allowance calculated on an Individual basis.

Schedule of Residual Maturity Over Measured that have not Expired	This resulted in an decrease in the ECL allowance amounting to MCh$353 in December 2024. Below:

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
17.61%	30.53%	12.28%	30.53%	14.20%	15.41%	Santander Group criteria
In December 2023 the Bank accounted an impact of MCh$ 863 a decrease of ECL allowance

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
28.19%	49.32%	16.91%	49.32%	18.50%	16.36%
The qualitative criteria are based on the existence of evidence that leads to an automatic classification of financial instruments in stage 2, mainly 30 days overdue and restructured. Thresholds of SICR are calibrated based on the average ECL of exposures that exceed materiality threshold for 30 days or more consecutive days or with a level of credit risk considered to be “significant”.

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)

Schedule of Allowance and Exposure at Default (Ead) of the Loans
The following table shows the allowance and assets before allowance of the loans that meet the conditions:

	2025	2024
	MCh$	MCh$
Loans and account receivable	429,995	382,737
Allowance for ECL – discounted cash flow methodology	151,682	165,935
The estimation of the collective basis expected credit loss allowance considers qualitative and quantitative information that may affect changes in credit risk and the development of significant assumptions related to the probabilities of default and loss given default, related to forward looking information, multi-factor analysis such as type of portfolio or transaction and macroeconomic factors.

	2025	2024
	MCh$	MCh$
Loans and account receivable (commercial, mortgage and consumer loans)	40,502,885	40,941,107
Allowance for ECL – collective basis	1,070,776	1,026,755

Schedule of Modified Loans	The following table shows modification that results in deregonition and therefore and new operations:

	As of December 31, 2025				As of December 31, 2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	34,135,207	4,182,295	2,615,378	40,932,880	34,954,120	3,964,904	2,404,820	41,323,844
Modified loans	-	863,495	1,266,773	2,130,268	-	814,092	1,236,176	2,050,268
%	-	20.65%	48.44%	5.20%	-	20.53%	51.40%	4.96%

ECL allowance	136,435	236,552	849,471	1,222,458	142,333	220,095	830,262	1,192,690
Modified loans		55,768	399,527	455,295		52,474	403,125	455,599
%	-	23.58%	47.03%	37.24%	-	23.84%	48.55%	38.20%

Schedule of Macro Economical Forward
The annual growth forecasts for the most relevant macroeconomic variables for each of our scenarios mainly used during 2025 are the same used in 2023, and are as follows:

	Average estimates 2025
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Chilean Central Bank interest rates	0.85%	2.32%	4.25%	6.18%	7.65%
Unemployment rate	10.03%	8.89%	7.40%	5.91%	4.77%
Housing Price growth	(1.02)%	0.62%	2.78%	4.94%	6.59%
GDP growth	(0.80)%	1.10%	3.58%	6.06%	7.97%
Consumer Price Index	1.07%	0.67%	3.00%	5.33%	7.07%

Schedule of Probabilities

Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	30%
Favorable scenario 1	15%	Base scenario	40%
Base scenario	50%	Unfavorable scenario 1	30%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of Allowance Sensibility
The ECL allowance sensibility to future macro-economic conditions is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Reported ECL allowance	1,227,121	1,193,854
Gross carrying amount	41,229,129	41,399,911

Reported ECL Coverage	2.81%	2.81%

ECL amount by scenarios
Favorable scenarios 2	1,051,890	1,013,732
Favorable scenarios 1	1,120,297	1,082,296
Base scenarios	1,198,135	1,158,397
Unfavorable scenarios 1	1,273,300	1,234,421
Unfavorable scenarios 2	1,326,143	1,284,831

Coverage ratio by scenarios
Favorable scenarios 2	2.55%	2.45%
Favorable scenarios 1	2.72%	2.61%
Base scenarios	2.91%	2.80%
Unfavorable scenarios 1	3.09%	2.98%
Unfavorable scenarios 2	3.22%	3.10%

Schedule of Risk Concentration
The following table shows the risk concentration by industry, and by stage before ECL allowance of loans and account receivable from customers and Interbak loans at amortised cost:

	As of December 31,
	2025				2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Agriculture and livestock	358,537	70,576	94,027	523,140	427,626	67,010	81,628	576,264
Fruit cultivation	331,919	76,389	104,899	513,207	404,013	93,737	114,766	612,516
Forest	136,605	7,148	17,126	160,879	122,759	10,480	19,542	152,781
Fishing	272,913	8,969	4,581	286,463	389,857	3,876	6,904	400,637
Mining	319,481	65,775	5,545	390,801	454,735	5,817	6,595	467,147
Oil and natural gas	13,225	415	161	13,801	11,040	277	208	11,525
Manufacturing Industry:
Food, beverages and tobacco	347,644	21,119	32,048	400,811	296,297	25,383	19,684	341,364
Textile, leather and footwear	76,213	5,585	8,678	90,476	64,297	6,236	9,262	79,795
Wood and furniture	73,543	4,780	6,675	84,998	83,304	1,827	6,656	91,787
Cellulose, paper and printing	66,348	6,968	1,892	75,208	51,886	7,925	4,773	64,584
Chemicals and petroleum derivatives	131,102	6,371	1,320	138,793	129,701	1,415	1,223	132,339
Metallic, non-metallic, machinery, or other	338,009	11,108	26,229	375,346	365,864	13,202	17,924	396,990
Other manufacturing industries	226,135	11,914	16,273	254,322	214,957	11,143	21,523	247,623
Electricity, gas, and wáter	637,721	74,225	9,455	721,401	747,969	52,240	5,025	805,234
Home building	226,117	10,979	20,681	257,777	206,906	12,840	28,582	248,328
Non-residential construction	450,972	20,605	19,000	490,577	512,234	20,843	29,644	562,721
Wholesale trade	1,561,889	87,346	165,367	1,814,602	1,560,877	104,488	171,345	1,836,710
Retail trade, restaurants and hotels	1,577,715	80,327	117,151	1,775,193	1,367,697	79,765	105,453	1,552,915
Transport and storage	604,323	40,365	46,915	691,603	693,354	50,741	55,381	799,476
Telecommunications	620,408	15,648	5,687	641,743	504,811	17,183	10,265	532,259
Financial services	574,615	867	1,220	576,702	610,158	33,019	1,135	644,312
Real estate services	1,996,005	191,364	175,763	2,363,132	2,010,898	205,007	153,315	2,369,220
Social services and other community services	3,896,624	513,065	381,349	4,791,038	4,032,140	515,762	378,008	4,925,910
Subtotal	14,838,063	1,331,908	1,262,042	17,432,013	15,263,380	1,340,216	1,248,841	17,852,437

Mortgage loans	14,470,420	1,954,826	1,018,317	17,443,563	14,762,656	1,944,932	852,181	17,559,769
Consumer loans	4,826,724	895,561	335,019	6,057,304	4,928,084	679,756	303,798	5,911,638
Total	34,135,207	4,182,295	2,615,378	40,932,880	34,954,120	3,964,904	2,404,820	41,323,844

Schedule of Loans and Account Receivable from Customers and Interbak Loans
The following table shows past due information related to loans and account receivable from customers and Interbak loans at amortised cost, and related ECL allowance:

	As of December 31, 2025
	Gross carrying amount				ECL allowance
	Stage 1	Stage 2	Stage 3	TOTAL	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Current	68,178	-	-	68,178	2	-	-	2
Commercial loans
Current	14,723,323	1,088,790	420,078	16,232,191	56,528	53,191	113,255	222,974
1-29 days past due	37,475	81,350	52,447	171,272	3,578	12,023	18,953	34,554
30-89 days past due	8,269	147,143	180,852	336,264	657	17,255	52,634	70,546
Over 90 days past due	818	14,625	608,665	624,108	28	727	311,577	312,332
Mortgage loans
Current	14,445,323	1,417,326	268,815	16,131,464	16,050	39,633	28,908	84,591
1-29 days past due	67	30,270	10,448	40,785	1	2,153	1,861	4,015
30-89 days past due	24,146	446,171	270,570	740,887	442	19,199	35,607	55,248
Over 90 days past due	884	61,059	468,484	530,427	19	2,810	102,770	105,599
Consumer loans
Current	4,805,715	672,909	77,826	5,556,450	55,573	35,781	41,859	133,213
1-29 days past due	15,719	119,890	31,447	167,056	2,783	22,313	16,269	41,365
30-89 days past due	2,856	95,575	82,068	180,499	596	30,346	42,380	73,322
Over 90 days past due	2,434	7,187	143,678	153,299	178	1,121	83,398	84,697
Total	34,135,207	4,182,295	2,615,378	40,932,880	136,435	236,552	849,471	1,222,458

	As of December 31, 2024
	Gross carrying amount				ECL allowance
	Stage 1	Stage 2	Stage 3	TOTAL	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Current	31,283			31,283	1			1
Commercial loans
Current	15,183,222	1,150,507	363,076	16,696,805	68,684	51,797	114,622	235,103
1-29 days past due	45,590	124,071	89,139	258,800	4,449	12,171	26,294	42,914
31-89 days past due	3,285	65,549	97,072	165,906	173	8,166	27,564	35,903
Over 90 days past due	-	89	699,554	699,643	-	22	371,461	371,483
Mortgage loans
Current	14,746,681	1,385,985	234,901	16,367,567	7,403	30,391	28,974	66,768
1-29 days past due	12,809	362,378	85,437	460,624	2,358	13,182	13,452	28,992
31-89 days past due	3,166	196,569	140,323	340,058	586	16,757	22,938	40,281
Over 90 days past due	-	-	391,520	391,520	-	-	90,329	90,329
Consumer loans
Current	4,903,711	455,722	69,745	5,429,178	52,683	34,770	29,390	116,843
1-29 days past due	21,323	135,203	29,654	186,180	5,638	27,780	12,065	45,483
31-89 days past due	3,050	88,115	81,657	172,822	358	24,865	35,037	60,260
Over 90 days past due	-	716	122,742	123,458	-	194	58,136	58,330
Total	34,954,120	3,964,904	2,404,820	41,323,844	142,333	220,095	830,262	1,192,690

Schedule of Financial Assets and Associated Collateral
The following table show the maximum exposure to credit risk by class of financial asset, associated collateral and the net exposure to credit risk:

	As of December 31,
	2025				2024
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	68,178	39,128	29,050	2	31,283	11	31,272	1
Commercial loans	17,363,835	10,172,100	7,191,735	640,406	17,821,154	10,014,312	7,806,842	685,403
Mortgage loans	17,443,563	17,167,022	276,541	249,453	17,559,769	17,367,966	191,803	226,370
Consumer Loans	6,057,304	534,442	5,522,862	332,597	5,911,638	558,906	5,352,732	280,916
Contingent loans exposure	2,941,345	340,783	2,600,562	32,126	2,850,495	467,467	2,383,028	18,389
Total	43,874,225	28,253,475	15,620,750	1,254,584	44,174,339	28,408,662	15,765,677	1,211,079

Schedule of Maximum Exposure to Credit Risk
For financial assets recognised in the Consolidated Statements of Financial Position, maximum credit risk exposure equals their carrying value. Below is the distribution by financial asset and off-balance sheet commitments of the Bank’s maximum exposure to credit risk as of December 31, 2025 and 2024, without deduction of collateral, security interests or credit improvements received:

		As of December 31,
		2025	2024
	Note	MCh$	MCh$
Deposits in banks	4	1,975,644	2,695,560
Cash items in process of collection	4	1,185,633	572,552
Financial assets for trading at FVTPL	5
Financial derivative contracts		10,879,777	12,309,770
Financial assets held for trading		714,628	329,327
Financial assets at FVOCI	6
Debt financial instruments		3,598,366	2,687,485
Other financial instruments		291,586	74,903
Financial derivative contracts for hedge accounting	7	261,192	843,628
Financial assets at amortised cost	8
Rights under repurchase agreements		427,983	153,087
Debt financial instruments		5,525,242	5,176,005
Interbank loans		68,176	31,282
Loans and account receivable at amortised cost /		39,642,246	40,099,872
Off-balance commitments:
Letters of credit issued		249,140	308,407
Foreign letters of credit confirmed		1,871,802	2,208,507
Performance guarantees		10,584,496	10,352,459
Available credit lines		556,196	365,932
Personal guarantees		235	406
Other irrevocable credit commitments		246,564	194,801
Total		78,078,906	78,403,983

Schedule of Fair Value of Derivative Instruments
Below, our foreign exposure for those countries classified above 1 and represents our majority of exposure to categories other than 1. As of December 31, 2025, considering fair value of derivative instruments.

Country	Classification	Derivative instruments (market adjusted)	Deposits	Loans	Financial Investments	Total Exposure
		USD millions
Hong Kong	2	-	4.73	-	-	4.73
México	3	1.68	0.94	-	-	2.62
China	2	-	-	44.65	-	44.65
Italia	2	-	0.93	-	-	0.93
Panama	3	0.03	-	-	-	0.03
Peru	3	0.01	-	-	-	0.01
Indonesia	2	-	-	0.27	-	0.27
OMAN	4	-	-	0.45	-	0.45
Total		1.72	6.60	45.37	-	53.69
*Includes BSCH SA New York and Santander Investment Securities
Our exposure to Banco Santander Spain is as follows:

Counterpart	Country	Classification	Derivative instruments (market adjusted)	Deposits	Loans	Financial Investments	Total Exposure
Banco Santander España	Spain	1	239	2	-	-	241

Schedule of Security Interests, Collateral, or Credit Improvements
Below is the detail of security interests, collateral, or credit improvements provided to the Bank as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	MCh$	MCh$
Non-impaired financial assets
Properties/mortgages	25,754,814	27,463,548
Investments and others	14,682,932	11,083,172
Impaired financial assets
Properties/ mortgages	3,358,646	3,162,938
Investments and others	358,671	354,348
Total	44,155,063	42,064,006

Schedule of Breakdown of Bank's Fixed Income by Levels
These assets are divided into three levels in accordance with Basel III standards, with Level 1 assets being the most liquid and Level 3 assets being the least liquid. Level 1 assets are bonds from Chilean Goverment entities, Central Bank bonds and United States Treasury bonds.
NOTE 37 - RISK MANAGEMENT, continued

	As of December 31,
ALAC	2025	2024
	MCh$	MCh$
Level 1: cash and cash equivalent	1,904,994	2,416,812
Level 2: fixed income	6,227,856	7,241,318
Level 2: fixed income	3,163	4,517
Total	8,136,013	9,662,647

Schedule of Liquidity Coverage Ratio

	As of December 31,
Liquidity Coverage Ratio	2025	2024
	%	%
LCR	188	191

Schedule of Net Stable Funding Ratio

	As of December 31,
Net Stable Funding Ratio	2025	2024
	%	%
NSFR	115	106

Schedule of Breakdown by Maturity

	As of December 31, 2025
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	2,933,007	1,478,146	1,323,245	2,931,749	1,478,146	1,323,245
Cash flow payable (liabilities) and expenses	2,595,355	1,585,737	1,997,139	2,577,161	1,585,737	1,997,139
Mismatch	337,652	(107,591)	(673,894)	354,588	(107,591)	(673,894)

Mismatch affected by limits			(443,833)			(426,897)
Limits:
1 time capital			4,719,697			4,839,639
Margin available			4,275,864			4,412,742
% used			9%			9%

	As of December 31, 2024
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	2,471,457	1,642,561	1,834,873	2,468,737	1,642,561	1,834,873
Cash flow payable (liabilities) and expenses	2,127,447	2,481,618	2,058,265	2,111,033	2,481,618	2,058,265
Mismatch	344,010	(839,057)	(223,392)	357,704	(839,057)	(223,392)

Mismatch affected by limits			(718,439)			(704,745)
Limits:
1 time capital			4,292,440			4,396,833
Margin available			3,574,001			3,692,088
% used			17%			16%

Schedule of Main Sources of Financing with Third Parties
The main sources of financing with third parties are the following:

	As of December 31,
Main sources of financing	2025	2024
	MCh$	MCh$
Deposits and other demand obligations	14,075,590	14,260,609
Time deposits	16,493,783	17,098,625
Bank obligations	3,434,237	4,337,947
Debt instruments issued and regulatory capital	9,647,593	10,043,972
Total	43,651,203	45,741,153

Schedule of Net Losses from Operational Risks
Exposure to net loss, gross loss and recovery of gross loss due to operational risk event

	As of December 31,
	2025	2024
	MCh$	MCh$
Expenses for the gross loss period due to operational risk events
Internal fraud	1,115	3,153
External fraud	41,496	33,786
Labor Practices and Business Safety	4,381	7,129
Clients, products and business practices	572	809
Damage to physical assets	296	347
Business interruption and system failures	280	290
Process execution, delivery and management	7,125	6,505
Subtotal	55,265	52,019
Recoveries of expenses in the period due to operational risk events
Internal fraud	(657)	(1,720)
External fraud	(7,025)	(27,586)
Labor Practices and Business Safety	(922)	(2,160)
Clients, products and business practices	(481)	(250)
Damage to physical assets	(1)	(2)
Business interruption and system failures	(6)	(112)
Process execution, delivery and management	(5,003)	(1,555)
Subtotal	(14,095)	(33,385)

Net loss from operational risk events	41,170	18,634

Summary of the Changes to the Minimum Capital Requirements
Schedule of changes to minimum capital requirements:

	As of December 31,
Capital requirements	2025	2024
	MCh$	MCh$
Pillar II charge	0.13%	—%
Systemic Charge	1.50%	1.13%
Counter-cyclical Capital buffer	0.50%	0.50%
Capital Conservation buffer	2.50%	2.50%
Tier T2	2.00%	2.00%
AT1	1.50%	1.50%
CET1	4.50%	4.50%
Total	12.63%	12.13%

Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity
Total assets, risk-weighted assets, and components of effective equity

	Total assets, risk-weighted assets and components of effective equity according to Basel III	Consolidated global 31-12-2025 MCh$	Consolidated global 31-12-2024 MCh$
1	Total assets according to the statement of financial position	68,094,956	68,458,932
2	Investment in subsidiaries that are not consolidated		-
3	Assets discounted from regulatory capital, other than item 2	11,233,907	13,243,643
4	Credit equivalents	4,639,857	3,402,423
5	Contingent credits	2,804,045	2,836,980
6	Assets generated by the intermediation of financial instruments	83,086	18,622
7	= (1-2-3+4+5-6) Total assets for regulatory purposes	64,221,865	61,436,070
8.a	Assets weighted for credit risk, estimated according to the standard methodology (RAW)	29,551,588	29,921,944
8.b	Assets weighted for credit risk, estimated according to internal methodologies (AWCR)	-	-
9	Market Risk Weighted Assets (MRWA)	7,143,966	5,967,201
10	Operational Risk Weighted Assets (OPWA)	5,019,913	4,923,679
11.a	= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	41,715,467	40,812,824
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	41,715,467	40,812,824
12	Shareholders equity	4,719,697	4,292,440
13	Non-controlling interest	119,942	104,394
14	Goodwill	-	-
15	Excess minority investment	-	-
16	= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,839,639	4,396,834
17	Additional deductions to common equity tier 1, other than item 2	237,716	128,425
18	= (16-17-2) Common Equity Tier 1 (CET1)	4,601,923	4,268,409
19	Voluntary (additional) provisions charged as additional capital tier 1 (AT1)	-	-
20	Subordinated bonds imputed as additional capital level 1 (AT1)	-	-
21	Preferred shares attributed to additional capital tier 1 (AT1)	-	-
22	Perpetual bonds attributed to additional capital level 1 (AT1)	629,468	693,382
23	Discounts applied to AT1	-	-
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	629,468	693,382
25	= (18+24) Equity Tier 1	5,231,391	4,961,791
26	Voluntary (additional) provisions allocated as Tier 2 (T2) capital	179,098	293,000
27	Subordinated bonds imputed as Tier 2 capital (T2)	1,636,832	1,706,525
28	= (26+27) Capital nivel 2 equivalente (T2)	1,815,930	1,999,525
29	Discounts applied to T2	-	-
30	= (28-29) Tier 2 Capital (T2)	1,815,930	1,999,525
31	= (25+30) Effective equity	7,047,321	6,961,316
32	Additional basic capital required for the constitution of the conservation buffer	1,042,887	1,020,321
33	Additional basic capital required to set up the countercyclical buffer	208,577	204,064
34	Additional core capital required for banks rated as systemic	625,732	459,144
35	Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)	52,144	-

Schedule of Solvency Indicators and Regulatory Compliance Indicators According to Basel III
Solvency indicators and regulatory compliance indicators according to Basel III

	Solvency indicators and regulatory compliance indicators according to Basel III	Consolidated global 31-12-2025%	Consolidated global 31-12-2024%
1	Leverage indicator (T1_I18/T1_I7)	7.17%	6.95%
1.a	Leverage indicator that the bank must meet, considering the minimum requirements	3.00%	3.00%
2	Core Capital indicator (T1_I18/T1_I11,b)	11.03%	10.46%
2.a	Core Capital indicator that the bank must meet, considering the minimum requirements	6.08%	5.63%
2.b	Capital buffer shortfall
3	Tier 1 capital indicator (T1_I25/T1_I11,b)	12.54%	12.16%
3.a	Tier 1 capital indicator that the bank must meet, considering the minimum requirements	7.60%	7.13%
4	Effective equity indicators (T1_I31/T1_I11,b)	16.89%	17.06%
4.a	Effective equity indicator that the bank must meet, considering the minimum requirements	9.63%	9.13%
4.b	Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	0.00%	0.00%
4.c	Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	12.63%	12.13%
5	Credit rating	A	A
	Regulatory compliance indicators for solvency
6	Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	0.61%	0.98%
7	Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	35.57%	39.98%
8	Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	13.68%	16.24%
9	Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.00%	0.00%